Reconciliation of movements of liabilities to cash flows arising from financing activities	12 Months Ended
Dec. 31, 2020
Reconciliation of movements of liabilities to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

20. Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities		Equity
(€ in thousands)	Other loans and borrowings	Lease liabilities	Subscribed capital	Capital reserves	Accumulated deficit (1) (2)	Non-controlling interests	Total (1) (2)
Balance at January 1, 2020	17,546	3,610	4,836	88,077	(60,124)	(13)	53,932

Changes from financing cash flows

Proceeds from loans and borrowings	5,000	—	—	—	—	—	5,000
Repayment of borrowings	(863)	—	—	—	—	—	(863)
Payment of lease liabilities	—	(412)	—	—	—	—	(412)
Total changes from financing cash flows	4,137	(412)	—	—	—	—	3,725

Other changes
Liability-related
New leases	—	(138)	—	—	—	—	(138)
Reclassification	—	22	—	—	—	—	22
Interest expense	1,602	167	—	—	—	—	1,769
Interest paid	(133)	(125)	—	—	—	—	(258)
Total liability-related other changes	1,469	(74)	—	—	—	—	1,395
							—
Total equity-related other changes	—	—	—	671	(15,339)	(142)	(14,810)
							—
Balance at December 31, 2020	23,152	3,124	4,836	88,748	(75,463)	(155)	44,242

	Liabilities			Equity
(€ in thousands)	Other loans and borrowings	Finance lease liabilities	Lease liabilities	Subscribed capital	Capital reserves	Accumulated deficit (1) (2)	Non-controlling interests	Total (1) (2)
Balance at January 1, 2019	17,066	105	—	4,836	86,803	(46,410)	35	62,435
Adjustment on initial application of IFRS 16	—	(105)	3,574	—	—	—	—	3,469
Restated balance at January 1, 2019	17,066	—	3,574	4,836	86,803	(46,410)	35	65,904

Changes from financing cash flows

Proceeds from loans and borrowings	529	—	—	—	—	—	—	529
Repayment of borrowings	(969)	—	—	—	—	—	—	(969)
Payment of lease liabilities	—	—	(397)	—	—	—	—	(397)
Proceeds from issuance of shares	—	—	—	—	—	—	—	—
Total changes from financing cash flows	(440)	—	(397)	—	—	—	—	(837)

Other changes
Liability-related
New leases	—	—	954	—	—	—	—	954
Reclassification	920	—	(521)	—	—	—	—	399
Interest expense	993	—	190	—	—	—	—	1,183
Interest paid	(993)	—	(190)	—	—	—	—	(1,183)
Total liability-related other changes	920	—	433	—	—	—	—	1,353
								—
Total equity-related other changes	—	—	—	—	1,274	(13,714)	(48)	(12,488)
								—
Balance at December 31, 2019	17,546	—	3,610	4,836	88,077	(60,124)	(13)	53,932

(1) Comparative figures for the year ended December 31, 2019, were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019, were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.